Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgments

3	Critical accounting estimates and judgments
The preparation of financial statements under IFRS requires the Group to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated along with other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.
Although these estimates and judgements made by the Company’s management were based on the best information available at December 31, 2023, it is possible that events which might take place in the future would require their adjustment in future periods.
Included below are the areas that management believes require estimates, judgments and assumptions which have the most significant effect on the amounts recognized in the financial statements.

3	Critical accounting estimates and judgments (continued)
3.1 Critical judgments
(a) Internally-generated software development costs
Costs relating to internally-generated software development costs are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgment of technological feasibility including the following:
•the intention to complete the intangible asset;
•the ability to use the intangible asset;
•how the intangible asset will generate probable future economic benefits;
•the availability of adequate resources to complete the intangible asset; and
•the ability to measure reliably the expenditure attributable to the intangible asset.
In making this judgment, management considers the progress made in each development project and its latest forecasts for each project. Other expenditure not eligible for capitalization is charged to the Consolidated Statement of Profit or Loss and Other Comprehensive Income in the year in which the expenditure is incurred. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
(b) Consolidation of DGC
The Group entered into a purchase agreement for the acquisition of DGC on April 7, 2021. The completion of the acquisition was conditioned upon written consent from a number of different gaming authorities in the USA and management considered that the Group was unable to exercise control over DGC before these consents were obtained. A closed period agreement was entered into on December 13, 2022 whereby even if the consents were received before January 1, 2023, the completion date of the agreement would not take place before January 1, 2023. These written consents were granted and the Group completed the DGC acquisition in January 2023. Therefore, the Group consolidated DGC from the January 2023 acquisition date, as described in note 4.
(c) Classification of DGC B2B division as held for sale
As discussed in note 18, the Group entered into an option agreement with Mahigaming LLC (“Mahi”), an entity nominated by Games Global, in which it granted a call option to Mahi to purchase DGC's B2B division, subject to Mahi having received all gaming approvals necessary for Mahi to acquire and operate the B2B division in accordance with the applicable gaming laws. The option was set to expire on June 30, 2024 was exercised in February 2024.
Significant judgment was exercised by management to determine whether Mahi would be able to obtain the gaming approvals before the option expiration date and the period in which those approvals would be obtained. After analyzing similar transactions and the stage of the then ongoing approval process for Mahi, management's assessment at December 31, 2023 was that the transaction would be completed before June 30, 2024. Therefore, the DGC B2B division was classified as held for sale as of December 31, 2023. Please see note 29 for further information.

3	Critical accounting estimates and judgments (continued)
3.2 Critical accounting estimates
(a) Income taxes
The Group operates in a number of international jurisdictions and as such is subject to a range of different income and other tax regimes with differing and potentially complex legislation. This requires the Group to make judgements on the basis of detailed tax analysis and recognize payables or provisions and disclose contingent liabilities as appropriate.
Management evaluates uncertain positions where the tax judgment is subject to interpretation and remains to be agreed with the relevant tax authority. Provisions for uncertain income tax positions are made using judgment of the most likely tax expected to be paid or the expected value, based on a qualitative assessment of all relevant information. In assessing the appropriate provision for uncertain items, the Group considers progress made in discussions with tax authorities and expert advice on the likely outcome and recent developments in case law, legislation and guidance.
(b) Legal and regulatory
Given the nature of the legal and regulatory landscape of the industry, from time to time the Group has received notices, communications and legal actions from a small number of regulatory authorities and other parties in respect of its activities. The Group has taken advice as to the manner in which it should respond and the likely outcomes of such matters. For any material ongoing and potential regulatory reviews and legal claims against the Group, an assessment is performed to consider whether an obligation or possible obligation exists and to determine the probability of any potential outflow to determine whether a claim results in the recognition of a provision or disclosure of a contingent liability. Refer to note 21 for provisions raised on uncertain legal or regulatory matters and note 27 for disclosure around current contingencies.
(c) Provisions and contingencies for indirect gaming taxes
The Group may be subject to indirect taxation in the form of GST, VAT, withholding tax, duty or similar, and gaming taxes on transactions which the Group have treated as exempt from such taxes. Where the Group accounts for taxes on revenues in relevant jurisdictions, the method of calculation of such taxes as applied by the Group in determining the relevant tax payable may be challenged by revenue authorities. As such, revenue earned from players located in any particular jurisdiction may give rise to further taxes in that jurisdiction.
The nature of the Group’s international operations can give rise to situations where customers can access to the Group’s websites from jurisdictions where the Group is not registered for indirect taxes, or where the indirect, gaming and or withholding tax treatment is uncertain. Where the Group considers that it is probable that indirect taxes or withholding taxes are payable to relevant tax authorities, provision is made for the Group’s best estimate of the tax payable, unless it cannot be reliably measured. The Group regularly reviews the judgements made in order to assess the need for provisions and disclosures in its financial statements. To the extent that the final outcome of such matters differs to management’s assessment at any reporting dates, such differences may impact the financial results or contingent liabilities disclosed in the year in which such determination is made. Further details can be found in notes 21 and 27 to the financial statements.

3	Critical accounting estimates and judgments (continued)
3.3 Critical accounting estimates (continued)
(d) Fair value of acquired intangible assets
Intangible assets are recognized on business combinations if they are separable from the acquired entity or arise from other contractual or legal rights and are recorded initially at fair value. The amounts ascribed to such intangibles are arrived at by using appropriate valuation techniques. In applying these appropriate valuation techniques management makes estimates including estimates of future economic benefits, cash flows, and the appropriateness of discount rates or the estimated cost and time to create an equivalent intangible asset. Please refer to note 4 and note 10 where the respective acquired balances are included.
Key assumptions made in connection with measurement of intangible assets relating to the acquisitions in the current year and 2022 acquisitions noted in note 4 include:
•the discount rates of 10% (2022: between 11% and 13%);
•the royalty rates are not applicable in current year (2022: 2%);
•the estimated useful lives which range from 1 to 10 years (2022: between 4 and 10 years);
•the expected annual retention rates of existing customers for each of the next three to five (2022: four) years split by customer vintage; and
•estimated cash flows and projected financial information where management considers historical performance and industry assessments among other sources before further applying its own experience and knowledge of the industry in making judgments and estimates.
When accounting for the acquisition of DGC, management has applied the procedures above when apportioning the fair value of the acquired intangible assets and goodwill of DGC between its B2B and B2C divisions.
(e) Impairment of goodwill and other intangible assets
The Group is required to test, on an annual basis, whether intangible assets not yet in use and indefinite-life assets have suffered any impairment. The Group is required to test other intangibles if events or changes in circumstances indicate that their carrying amount may not be recoverable.
The recoverable amount is determined by comparing the carrying amount of the indefinite-lived asset with its recoverable amount. To determine the recoverable amount management performs a valuation analysis based on the higher of Value in Use ('VIU') and Fair Value Less Cost of Disposal (‘FVLCD’) in accordance with IAS 36, ‘Impairment of Assets.’ The use of these methods requires the estimation of future cash flows and the choice of a discount rate in order to calculate the present value of the cash flows. Such estimates are based on management’s experience of the business, but actual outcomes may vary. More details including carrying values are included in note 10.
(f) Useful lives of intangible assets
The Group acquired significant intangible assets in connection with acquisitions completed during the year ended December 31, 2023. Management has applied estimates in determining the useful lives for these acquired intangible assets using information regarding, among other things, details of the contractual terms, historical customer activity and attrition, forecasted cash flow information and market conditions and trends. The estimated useful lives are reviewed at the end of each reporting period to determine whether the useful lives are still appropriate. Any changes in the estimates are accounted for on a prospective basis.